BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS
Schedule of results of operations due to presentation of segments

	Year Ended December 31,2021
	As previously reported	Restaurant Business	As adjusted
	RMB	RMB	RMB
Income (loss) from operations	153,923,380	(24,723,556)	129,199,824
Income(loss) before income taxes and share of losses in equity method investments	222,182,847	(26,706,604)	195,476,243
Net income(loss)	113,676,839	(30,104,953)	83,571,886
Other comprehensive loss, net of tax	(3,705,740)	—	(3,705,740)

	Year Ended December 31,2022
	As previously reported	Restaurant Business	As adjusted
	RMB	RMB	RMB
Loss from operations	(443,141,983)	(43,387,847)	(486,529,830)
Loss before income taxes and share of losses in equity method investments	(459,060,589)	(45,103,465)	(504,164,054)
Net loss	(415,066,472)	(46,622,981)	(461,689,453)
Other comprehensive loss, net of tax	(14,148,803)	—	(14,148,803)

2021 Business Combinations
BUSINESS COMBINATIONS
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

	2021	Amortization Period
Property, plant and equipment	92,075	3-5 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000